Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments
Financial instruments

13. Financial instruments

Fair value is the price that would be received upon sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy defines the following levels:

•	Level 1: Quoted prices of the respective financial asset or financial liability in active markets

•	Level 2: Other directly observable input parameters which contribute to establishing the fair value based on a valuation model

•	Level 3: Input parameters not based on observable market data

Under IAS 39 there are the following categories:

(I)           A financial asset or financial liability at fair value through profit or loss

(II)         Held‑to‑maturity investments

(III)       Available‑for‑sale financial assets

(IV)       Loans and receivables

(V)        Financial liabilities measured at amortized cost

The following tables list the carrying values and fair values of all financial instruments held by voxeljet:

12/31/2017	I.	II.	III.	IV.	V.	Fair Value	Level

Assets

Non-current assets
Equity securities	--	--	5	--	--	5	Level 3
Derivative financial instruments	352	--	--	--	--	352	Level 2
Current assets
Bond funds	--	--	14,044	--	--	14,044	Level 1
Cash and cash equivalents	--	--	--	7,569	--	7,569	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	16,242	15,119	Level 2
Finance lease obligation	--	--	--	--	171	163	Level 2
Current liabilities
Bank overdraft	--	--	--	--	58	58
Long-term debt	--	--	--	--	796	787	Level 2
Finance lease obligation	--	--	--	--	308	310	Level 2

12/31/2016	I.	II.	III.	IV.	V.	Fair Value	Level

Assets

Non-current assets
Restricted cash	--	--	--	206	--	206	Level 1
Equity securities	--	--	5	--	--	5	Level 3
Current assets
Bond funds	--	--	11,657	--	--	11,657	Level 1
Note receivable	--	--	922	--	--	922	Level 1
Cash and cash equivalents	--	--	--	7,849	--	7,849	Level 1

Liabilities

Non-current liabilities
Long-term debt	--	--	--	--	4448	3770	Level 2
Finance lease obligation	--	--	--	--	369	354	Level 2
Current liabilities
Bank overdraft	--	--	--	--	224	224
Long-term debt	--	--	--	--	651	644	Level 2
Finance lease obligation	--	--	--	--	422	416	Level 2

The financial assets with a carrying amount of € 14.0 million reported on the Company’s statement of financial position at December 31, 2017 were comprised of investments in four bond funds (kEUR 14,044), all reported as current financial assets, an equity forward (kEUR352) and equity securities (kEUR 5) reported as a noncurrent asset.

The financial assets with a carrying amount of € 12.8 million reported on the Company’s statement of financial position at December 31, 2016 were comprised of investments in two bond funds (kEUR 11,657) and a note receivable (kEUR 922), all reported as current financial assets, and restricted cash (kEUR 206) and equity securities (kEUR 5) reported as a noncurrent asset.

The fair value of the Company’s investments in the bond funds was determined based on the unit prices quoted by the respective fund management company. The funds pursue the goal of daily liquidity and invest in short‑term notes. The funds are open‑ended; the units can be redeemed to the fund on a daily basis. Unit prices updated by the fund management company on a daily basis represent a quoted price in an active market.

The fair value of the note receivable due March 2017 was based on the secondary market price quoted by a broker.

The fair value of long‑term debt was determined using discounted cash flow models based on the relevant forward interest rate yield curves. The fair value of finance lease obligations was determined using discounted cash flow models based on market interest rates available to the Company for similar transactions at the relevant date.

Due to the short maturity and the current low level of interest rates, the carrying amount of credit lines and bank overdrafts and customer loan at December 31, 2017 approximate fair value.

The fair value of the derivative financial instruments was determined based on the Company’s stock price and the risk-free interest rate for the remaining term of the derivative using a forward pricing formula.